Related Party (Tables)	12 Months Ended
Dec. 31, 2023
Related Party Transactions [Abstract]
Schedule of Deferred Tax Assets And Liabilities

	December 31,
	2023	2022
Deferred tax assets:
Net operating losses	$1,432,634	$924,000
Capitalized research and development	283,353	-
Stock-based compensation	175,213	-
Intangibles	173,273	-
Other	9,438	-
Total deferred tax assets	2,073,911	924,000
Valuation allowance	(2,073,459)	(924,000)
Net deferred tax asset	452	-
Deferred tax liabilities:
Property and equipment	(452)	-
Total deferred tax liabilities	(452)	-
Net deferred tax asset / (liability)	$-	$-

Effective Income Tax Rate of Income Tax Expense
December 31,
2023
U.S. Federal statutory tax rate	21.0%
Stock-based compensation	(1.1)
Other	(3.3)
Change in valuation allowance	(16.6)
-%